Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2023	$ 366
2024	32
Total lease payments	398
Less imputed interest	17
Total lease liabilities	$ 381